As filed with the Securities and Exchange Commission on September 18, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2017

Date of reporting period:  July 31, 2017

Item 1. Schedules of Investments.
Edgar Lomax Value Fund
Schedule of Investments
July 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 98.95%	Value
	Beverage and Tobacco Product Manufacturing - 3.95%
3,850	Altria Group, Inc.	$250,135
63,000	Coca-Cola Co.	2,887,920
		3,138,055
	Broadcasting (Except Internet) - 2.64%
31,900	Comcast Corp. - Class A	1,290,355
7,300	Walt Disney Co.	802,489
		2,092,844
	Chemical Manufacturing - 10.84%
7,900	AbbVie, Inc.	552,289
62,000	Dow Chemical Co.	3,982,880
6,500	Johnson & Johnson	862,680
8,500	Merck & Co., Inc.	542,980
80,302	Pfizer, Inc.	2,662,814
		8,603,643
	Computer and Electronic Product Manufacturing - 8.62%
55,700	Cisco Systems, Inc.	1,751,765
9,900	Danaher Corp.	806,751
34,700	Intel Corp.	1,230,809
16,700	QUALCOMM, Inc.	888,273
12,600	Raytheon Co.	2,164,302
		6,841,900
	Couriers and Messengers - 1.35%
9,700	United Parcel Service, Inc. - Class B	1,069,813
	Credit Intermediation and Related Activities - 5.75%
49,600	Bank of America Corp.	1,196,352
21,300	Bank of New York Mellon Corp.	1,129,539
12,600	Capital One Financial Corp.	1,085,868
12,600	JPMorgan Chase & Co.	1,156,680
		4,568,439
	Electrical Equipment, Appliance, and Component Manufacturing - 2.72%
36,200	Emerson Electric Co.	2,157,882
	Food Services and Drinking Places - 0.82%
4,200	McDonald's Corp.	651,588
	General Merchandise Stores - 5.99%
6,900	Target Corp.	391,023
54,600	Wal-Mart Stores, Inc.	4,367,454
		4,758,477
	Health and Personal Care Stores - 3.88%
38,500	CVS Health Corp.	3,077,305
	Insurance Carriers and Related Activities - 6.39%
50,100	Allstate Corp.	4,559,100
9,300	MetLife, Inc.	511,500
		5,070,600
	Machinery Manufacturing - 3.12%
18,200	Caterpillar, Inc.	2,073,890
15,800	General Electric Co.	404,638
		2,478,528
	Merchant Wholesalers, Durable Goods - 2.20%
4,300	3M Co.	865,031

6,500	Honeywell International, Inc.	884,780
		1,749,811
	Merchant Wholesalers, Non-Durable Goods - 4.36%
38,100	Procter & Gamble Co.	3,460,242
	Motion Picture and Sound Recording Industries - 0.77%
6,000	Time Warner, Inc.	614,520
	Oil and Gas Extraction - 0.55%
7,000	Occidental Petroleum Corp.	433,510
	Petroleum and Coal Products Manufacturing - 3.31%
4,200	Chevron Corp.	458,598
27,100	Exxon Mobil Corp.	2,169,084
		2,627,682
	Professional, Scientific, and Technical Services - 4.63%
3,500	Amgen, Inc.	610,785
21,200	International Business Machines Corp.	3,067,004
		3,677,789
	Rail Transportation - 1.69%
13,000	Union Pacific Corp.	1,338,480
	Real Estate - 0.60%
3,000	Simon Property Group, Inc.	475,500
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.56%
2,600	Goldman Sachs Group, Inc.	585,858
14,000	Morgan Stanley	656,600
		1,242,458
	Telecommunications - 6.68%
73,300	AT&T, Inc.	2,858,700
50,500	Verizon Communications, Inc.	2,444,200
		5,302,900
	Transportation Equipment Manufacturing - 9.46%
10,900	Boeing Co.	2,642,814
41,200	Ford Motor Co.	462,264
10,900	General Dynamics Corp.	2,139,997
14,200	General Motors Co.	510,916
3,200	Lockheed Martin Corp.	934,816
6,900	United Technologies Corp.	818,133
		7,508,940
	Utilities - 7.07%
16,200	Duke Energy Corp.	1,378,944
78,500	Exelon Corp.	3,009,690
25,600	Southern Co.	1,227,008
		5,615,642

	TOTAL COMMON STOCKS (Cost $68,974,366)	78,556,548

Shares	MONEY MARKET FUNDS - 0.91%	Value
720,969	Invesco STIT-Treasury Portfolio - Institutional Class, 0.91% (a)	720,969
	TOTAL MONEY MARKET FUNDS (Cost $720,969)	720,969

	Total Investments in Securities (Cost $69,695,335) - 99.86%	79,277,517
	Other Assets in Excess of Liabilities - 0.14%	110,600
	TOTAL NET ASSETS - 100.00%	$79,388,117

	(a) Rate shown is the 7-day annualized yield as of July 31, 2017.

Edgar Lomax Value Fund
Notes to Schedule of Investments
July 31, 2017 (Unaudited)

Note 1 – Securities Valuation

The Edgar Lomax Value Fund's (the "Fund") investments are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$651,588	$-	$-	$651,588
Finance and Insurance	11,356,997	-	-	11,356,997
Information	8,010,264	-	-	8,010,264
Manufacturing	33,356,630	-	-	33,356,630
Mining, Quarrying, and Oil and Gas Extraction	433,510	-	-	433,510
Professional, Scientific, and Technical Services	3,677,789	-	-	3,677,789
Retail Trade	7,835,782	-	-	7,835,782
Transportation and Warehousing	2,408,293	-	-	2,408,293
Utilities	5,615,642	-	-	5,615,642
Wholesale Trade	5,210,053	-	-	5,210,053
Total Common Stocks	78,556,548	-	-	78,556,548
Money Market Funds	720,969	-	-	720,969
Total Investments in Securities	$79,277,517	$-	$-	$79,277,517

Refer to the Fund's schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2017, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended July 31, 2017.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:

Cost of investments	$69,695,335

Gross unrealized appreciation	11,074,817
Gross unrealized depreciation	(1,492,635)
Net unrealized appreciation	$9,582,182

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date                                          9/18/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date                                          9/18/2017

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date                                         9/18/2017

* Print the name and title of each signing officer under his or her signature.